LEASE RECEIVABLES (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
LEASE RECEIVABLES
Balance at beginning of year	¥ 283	¥ 238	¥ 382
Charged to costs or expenses, or charge-off	(57)	3	(187)
Foreign currency translation	(23)	42	43
Balance at end of year	¥ 203	¥ 283	¥ 238